Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Amounts affecting revenue(A)	50	50	66
Amounts affecting cost of sales(B)	(3,056)	(2,555)	(2,962)
Amounts affecting operating expenses(C)	9	8	(22)
Total net amount affecting the consolidated income statement	(2,997)	(2,497)	(2,918)
(A)Amounts principally relate to fountain syrup and packaged product sales.
(B)Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C)Amounts principally relate to certain costs associated with new product development initiatives. In 2021 and 2020, amounts also include the reimbursement of certain marketing expenses.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2021	31 December 2020
	€ million	€ million
Amounts due from TCCC	135	146
Amounts payable to TCCC	189	167
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Amounts affecting revenue(A)	1	1	1
Amounts affecting cost of sales(B)	(49)	(43)	(68)
Amounts affecting operating expenses(C)	(11)	(8)	(10)
Total net amount affecting the consolidated income statement	(59)	(50)	(77)
(A)Amounts principally relate to packaged product sales.
(B)Amounts principally relate to the purchase of packaging materials and concentrate.
(C)Amounts principally relate to certain costs associated with maintenance and repair services.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2021	31 December 2020
	€ million	€ million
Amounts due from Cobega	2	4
Amounts payable to Cobega	19	14
The following table summarises the transactions with associates, joint ventures and other related parties:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Net amounts affecting consolidated income statement - Associates(A)	(49)	—	—
Net amounts affecting consolidated income statement – Joint Ventures(B)	(9)	—	—
Net amounts affecting consolidated income statement – Other related parties(A)	(52)	—	—
Total net amount affecting the consolidated income statement	(110)	—	—
(A)Amounts principally relate to container deposit scheme charges in Australia.
(B)Amounts principally relate to the purchase of finished products.
The following table summarises the balances with associates, joint ventures and other related parties:

	31 December 2021	31 December 2020
	€ million	€ million
Net amounts receivable / (payable) – Associates	6	—
Net amounts receivable / (payable) – Joint Ventures	(2)	—
The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	22	20	35
Post-employment benefits	—	1	1
Share-based payments	7	6	9
Termination benefits	—	5	—
Total	29	32	45
(A)Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.
The Group did not have any loans with key management personnel and was not party to any other transactions with key management personnel during the periods presented.